Condensed Consolidated Statements of Changes in Equity - USD ($)	Class A Ordinary Shares	Class B Ordinary Shares	Additional Paid-in Capital	Accumulated deficit	Accumulated other comprehensive income (loss)	Non-controlling interests	Total
Balance at Dec. 31, 2018	$ 6,537,269	$ 22,437,754	$ 23,003,285	$ (17,379,185)	$ (1,484,688)	$ (368,533)	$ 32,745,902
Balance, Shares at Dec. 31, 2018	6,537,269	22,437,754
Adjustment to opening balance of equity				(1,490,033)	1,490,033
Balance, January 1, 2019	$ 6,537,269	$ 22,437,754	23,003,285	(18,869,218)	5,345	(368,533)	32,745,902
Balance, January 1, 2019, share	6,537,269	22,437,754
Issuance of share to non-controlling interest			(112)			112
Reacquisition of convertible bonds			(1,298,490)				(1,298,490)
Share-based compensation			593,806				593,806
Exercise of warrants	$ 60,093		1,559,325				1,619,418
Exercise of warrants, shares	60,093
Exchange difference on translation of foreign operations					2,000		2,000
Net loss				(9,088,471)		(551,877)	(9,640,348)
Balance at Jun. 30, 2019	$ 6,597,362	$ 22,437,754	23,857,814	(27,957,689)	7,345	(920,298)	24,022,288
Balance, Shares at Jun. 30, 2019	6,597,362	22,437,754
Balance at Dec. 31, 2019	$ 6,597,362	$ 22,437,754	24,887,624	(37,555,980)	(5,552)	(1,509,456)	14,851,752
Balance, Shares at Dec. 31, 2019	6,597,362	22,437,754
Issuance of Class A Ordinary Shares and warrants, net of issuance cost	$ 1,351,350		7,662,977				9,014,327
Issuance of Class A Ordinary Shares and warrants, net of issuance cost, shares	1,351,350
Issuance of share to non-controlling interest			22,325			(22,325)
Share-based compensation			584,094				584,094
Exercise of share options	$ 2,274		27,084				29,358
Exercise of share options, shares	2,274
Exchange difference on translation of foreign operations					31,170	(2)	31,168
Net loss				(6,204,565)		(783,749)	(6,988,314)
Balance at Jun. 30, 2020	$ 7,950,986	$ 22,437,754	$ 33,184,104	$ (43,760,545)	$ 25,618	$ (2,315,532)	$ 17,522,385
Balance, Shares at Jun. 30, 2020	7,950,986	22,437,754